Revenues and Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2015
Revenues And Cost Of Revenues [Abstract]
Revenues and Cost of Revenues
	For the Year Ended December 31,
	2015	2014	2013

Sales of marine petroleum products	4,155,502	$6,590,998	$6,282,466
Voyage revenues	28,780	30,410	25,049
Other revenues	47,372	40,393	27,214
Total Revenues	4,231,654	6,661,801	6,334,729

Cost of marine petroleum products	3,853,450	6,286,453	6,025,742
Cost of voyage revenues	14,827	14,729	16,202
Cost of other revenues	31,548	23,525	6,793
Total Cost of Revenues	3,899,825	$6,324,707	$6,048,737